Loans and advances to credit institutions - Type (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Total financial assets	$ 1,361,558	$ 1,285,120
Loans and advances to credit institutions
Financial assets
Reciprocal accounts	15,310	18,569
Time deposits	51	71
Guarantee deposits - Collateral delivered for OTC derivatives transactions (Note 32)	29,508	34,542
Reverse repurchase agreements	98,332	46,087
Other accounts	2,165	5,940
Total financial assets	145,366	105,209
Loans and advances to credit institutions | Mexican peso
Financial assets
Total financial assets	100,409	69,311
Loans and advances to credit institutions | USD
Financial assets
Total financial assets	43,986	35,229
Loans and advances to credit institutions | Other currencies
Financial assets
Total financial assets	971	669
Loans and advances to credit institutions | Mexico.
Financial assets
Time deposits	$ 51	$ 71
Time deposits repricing number of days	182 days	182 days
Loans and advances to credit institutions | Mexico. | Fixed interest rate
Financial assets
Borrowings, interest rate	1.50%	1.50%